Share-based compensation - Number of share options granted and their related weighted average exercise prices (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based compensation
Number of options, Beginning balance	119,002	126,002	259,315
Number of options, Forfeited	0	0	0
Number of options Exercised	(37,502)	(7,000)	(133,313)
Number of options, Ending balance	81,500	119,002	126,002	259,315
Number of options, unvested	0
Number of options, Exercisable	81,500
Weighted average exercise price, Beginning balance	$ 2.55	$ 2.55	$ 2.55
Weighted average exercise price Exercised	2.55	2.55	2.55
Weighted average exercise price, Ending balance	2.55	$ 2.55	$ 2.55	$ 2.55
Weighted average exercise price, Exercisable	$ 2.55
Weighted average remaining contractual life	2 years 7 months 6 days	3 years 7 months 6 days	4 years 7 months 6 days	5 years 7 months 6 days
Weighted average remaining contractual life, Exercisable	2 years 7 months 6 days
Aggregate intrinsic value	$ 42	$ 132	$ 176	$ 1,138
Aggregate intrinsic value, Exercisable	$ 42